Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Mar. 28, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Proceeds from issuance of common stock ($40,000 received from a related party in 2017), net of issuance costs	$ 48,800	$ 27,542	$ 48,786	$ 48,792	$ 23,964
Related party
Proceeds from issuance of common stock ($40,000 received from a related party in 2017), net of issuance costs			$ 40,000	$ 40,000	$ 20,000